                       Oppenheimer Champion Income Fund
                  Supplement dated September 23, 2004 to the
                      Prospectus dated November 21, 2003

This supplement amends the Prospectus of Oppenheimer Champion Income Fund
(the "Fund") dated November 21, 2003, and is in addition to the supplement dated July 6, 2004. The Prospectus supplement dated April 21, 2004 is replaced with this supplement.

1. The  "Shareholder  Fees"  table and  accompanying  footnotes  on page 8 are deleted and replaced with the following:

Shareholder Fees (charges paid directly from your investment):
-------------------------------------------------------------------------
                                    Class A   Class B  Class C  Class N
                                     Shares    Shares   Shares   Shares
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Maximum Sales Charge (Load)           4.75%     None     None     None
on purchases (as % of offering
price)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)
(as % of the lower of the original    None1     5%2      1%3      1%4
offering price or redemption
proceeds)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Redemption Fee (as a percentage of    2.00%    2.00%    2.00%    2.00%
total redemption proceeds)5
-------------------------------------------------------------------------
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for certain  retirement  plan  accounts)  of
Class A shares. See "How to Buy Shares" for details.
2.  Applies  to  redemptions  in first  year after  purchase.  The  contingent deferred  sales  charge  declines  to 1% in the sixth  year and is  eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.
5.  Effective  March 15, 2004,  the  redemption fee applies to the proceeds of
Fund  shares that are  redeemed  (either by selling or  exchanging  to another
Oppenheimer  fund) within 30 days of their purchase.  See "How to Sell Shares"
for more information on when the redemption fee will apply.

2. The following replaces the paragraph captioned  "Portfolio  Managers" under the section captioned "How the Fund is Managed" on page 15:

      Portfolio Manager.  The portfolio manager of the Fund is Dimitrios
         Kourkoulakos.  He is the person principally responsible for the day-to-day  management of the Fund's portfolio since June 2002;
         he shared that  responsibility  as  co-portfolio  manager  from
         February 5, 2003 to April 19,  2004.  He is Vice  President  of
         the Fund and of the  Manager.  He also  serves as  officer  and portfolio manager for other Oppenheimer funds.

3. The  following  new  section  should  be  added  to the end of the  section captioned  "ABOUT  THE  FUND  -  HOW  THE  FUND  IS  MANAGED",  immediately following the paragraph titled "Advisory Fees" on page 15:

            Pending  Litigation.  Three law suits have been filed as  putative derivative  and class  actions  against  the  investment  Manager,
            Distributor   and  Transfer  Agent  of  the  Fund,   some  of  the
            Oppenheimer  funds,  including the Fund, and directors or trustees of some of those funds,  excluding the Fund. The complaints allege that the  Manager  charged  excessive  fees for  distribution  and other  costs,  improperly  used assets of the funds in the form of directed  brokerage  commissions  and 12b-1 fees to pay brokers to promote  sales  of  Oppenheimer  funds,  and  failed  to  properly disclose  the  use of  fund  assets  to  make  those  payments  in violation  of  the  Investment  Company  Act  and  the  Investment
            Advisers  Act of  1940.  The  complaints  further  allege  that by permitting  and/or  participating in those actions,  the defendant directors  breached their  fiduciary  duties to fund  shareholders under the  Investment  Company  Act and at common  law.  Those law suits were  filed on August  31,  2004,  September  3,  2004,  and
            September 14, 2004, respectively,  in the U. S. District Court for
            the  Southern   District  of  New  York.   The   complaints   seek
            unspecified  compensatory and punitive damages,  rescission of the funds' investment advisory  agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

            The Manager  and the  Distributor  believe the claims  asserted in these law suits to be  without  merit,  and  intend to defend  the suits  vigorously.  The Manager and the Distributor do not believe that the  pending  actions  are likely to have a material  adverse
            effect  on  the  Fund  or  on  their   ability  to  perform  their
            respective  investment  advisory or  distribution  agreements with the Fund.

4. The  third  paragraph  of the  bullet  point  entitled  "Investing  for the
   Shorter Term" under the section  entitled "WHICH CLASS OF SHARES SHOULD YOU
   CHOOSE?"  on page 19 is  deleted  in its  entirety  and  replaced  with the following:

      The  Distributor  normally  will not  accept  purchase  orders  of
      $250,000  or more of Class B shares or $1 million or more of Class
      C shares from a single investor.

5. The  following is added to the section in "About Your Account - How to Sell
   Shares"  on page 26  before  the  sub-section  entitled  "Certain  Requests
   Require a Signature Guarantee."

      Redemption  Fee.  Effective March 15, 2004, the Fund assesses a 2%
      fee on the  proceeds of Fund shares that are  redeemed  (either by selling or exchanging to another  Oppenheimer fund) within 30 days of their purchase.  The redemption fee is paid to the Fund, and is intended  to offset the  trading  costs,  market  impact and other costs  associated  with  short-term  money movements in and out of the Fund.  The  redemption  fee is imposed to the extent that Fund shares  redeemed  exceed Fund shares that have been held more than
      30 days. For shares of the Fund acquired by exchange,  the holding period  prior to the  exchange is not  considered  in  determining whether to apply the redemption fee.

         The redemption fee is not imposed on shares:
o     held in certain omnibus accounts,  including  retirement plans qualified under Sections  401(a) or 401(k) of the Internal  Revenue Code,
         Section   403(b)(7)   custodial   plan   accounts,   or   plans
         administered as college  savings  programs under Section 529 of the Internal Revenue Code,
o     redeemed  under  automatic  withdrawal  plans or pursuant  to  automatic re-balancing in OppenheimerFunds Portfolio Builder accounts,
      o  redeemed due to death or disability of the shareholder, or
o     redeemed  from  accounts  for which  the  dealer,  broker  or  financial institution  of record has entered into an  agreement  with the
         Distributor for this purpose.

6. The following  bullet is added at the end of the section  titled "ARE THERE
   LIMITATIONS ON EXCHANGES?" on page 30:

      o  Effective  March 15,  2004,  the Fund  assesses a 2% fee on the proceeds of Fund shares  that are  redeemed  (either by selling or  exchanging to another  Oppenheimer  fund) within 30 days of their purchase. Further details are set forth above.

September 23, 2004                                            PS0190.027